Interest Expense - Summary of Interest Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Interest costs [abstract]
Interest on Bank loans	¥ 2,044	¥ 1,569		¥ 891
Other loans	16,037	17,394		19,910
Accretion expense (Note 33)	5,678	5,453		5,126
Less: Amounts capitalized	(1,407)	(2,008)		(2,579)
Interest expense	¥ 22,352	¥ 22,408	[1]	¥ 23,348	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).